PREPAID EXPENSES AND OTHER CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2011
PREPAID EXPENSES AND OTHER CURRENT ASSETS [Abstract]
Prepaid expenses and other current assets
All figures in USD ‘000	2011	2010
Prepaid expenses	2,714	1,894
Deposit on Contracts, Nordic Galaxy	9,000	9,000
Loans to seller, Nordic Galaxy	-	26,809
Deferred Financing Charges	653	653
Voyage in Progress - temporarily spot chargers	5,233	-
Working Capital, cooperative arrangements	12,779	-
Other	1,389	1,416
Total as per December 31,	31,768	39,772